27 Share-based Payments (Details)	1 Months Ended		12 Months Ended
	Oct. 30, 2019 Number	Apr. 30, 2019 Number	Dec. 31, 2019 £ / shares Number	Dec. 31, 2018 £ / shares Number	Dec. 31, 2017 £ / shares Number
SharebasedPaymentsLineItems [Line Items]
Beginning of the year			158,966	226,488	164,465
Granted	50,000	219,000	269,000	5,497	67,560
Exercised
Forfeited			(91,940)	(73,019)	(5,537)
End of the year			336,026	158,966	226,488
1 April 2010 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Apr. 01, 2010	Apr. 01, 2010
Beginning of the year			1,255	1,255	1,255
End of the year				1,255	1,255
Exercise Price | £ / shares				80.00	80.00
20 August 2010 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Aug. 20, 2010	Aug. 20, 2010	Aug. 20, 2010
Beginning of the year			2,088	2,088	2,088
End of the year			2,088	2,088	2,088
Exercise Price | £ / shares			83.80	83.80	83.80
13 September 2011 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Sep. 13, 2011	Sep. 13, 2011	Sep. 13, 2011
Beginning of the year			150	150	150
End of the year			150	150	150
Exercise Price | £ / shares			83.80	83.80	83.80
20 April 2012 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Apr. 20, 2012	Apr. 20, 2012	Apr. 20, 2012
Beginning of the year			1,589	1,789	1,789
Forfeited				(200)
End of the year			1,589	1,589	1,789
Exercise Price | £ / shares			83.80	83.80	83.80
9 May 2014 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			May 09, 2014	May 09, 2014	May 09, 2014
Beginning of the year			10,000	10,000	10,000
End of the year			10,000	10,000	10,000
Exercise Price | £ / shares			1.50	1.50	1.50
30 June 2014 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Beginning of the year			21,500	44,000	44,000
Forfeited			(3,000)	(22,500)
End of the year			18,500	21,500	44,000
Exercise Price | £ / shares			1.50	1.50	1.50
11 July 2014 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Jul. 11, 2014	Jul. 11, 2014	Jul. 11, 2014
Beginning of the year			100	100	150
Forfeited					50
End of the year			100	100	100
Exercise Price | £ / shares			1.50	1.50	1.50
31 October 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year			23,411	2,500	2,500
Forfeited			(7,140)	(6,969)
End of the year			16,271	23,411	2,500
Exercise Price | £ / shares			53.60	53.60	34.20
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year			400	400	400
End of the year			400	400	400
Exercise Price | £ / shares			31.00	31.00	31.00
1 April 2010 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Apr. 01, 2010	Dec. 15, 2016	Dec. 15, 2016
Beginning of the year			1,255	5,100	9,850
Forfeited				(500)	4,750
End of the year			1,255	1,255	5,100
Exercise Price | £ / shares			80.00	24.20	24.20
19 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Dec. 19, 2016	Dec. 19, 2016	Dec. 19, 2016
Beginning of the year			35,866	55,210	55,497
Forfeited			(13,475)	(19,344)	287
End of the year			22,391	35,866	55,210
Exercise Price | £ / shares			24.20	24.20	24.20
15 December 2017 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Dec. 15, 2016	Dec. 15, 2017	Dec. 15, 2017
Beginning of the year			45,885	67,560
Granted					67,560
Forfeited			(16,235)	(21,675)
End of the year			29,560	45,885	67,560
Exercise Price | £ / shares			9.20	9.20	9.20
2 April 2018 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Apr. 02, 2018
Beginning of the year			997
Granted				997
End of the year				997
Exercise Price | £ / shares				16.60
31 December 2008 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Dec. 31, 2008	Dec. 31, 2008
Beginning of the year				1,306	1,306
Forfeited				(1,306)
End of the year					1,306
Exercise Price | £ / shares				28.50	28.50
31 October 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Oct. 31, 2016
Beginning of the year			23,411
Forfeited			(7,140)
End of the year			16,271	23,411
Exercise Price | £ / shares			53.60
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Dec. 14, 2016
Beginning of the year			500
End of the year			500	500
Exercise Price | £ / shares			34.00
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Dec. 14, 2016
Beginning of the year			2,000
End of the year			2,000	2,000
Exercise Price | £ / shares			37.40
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Dec. 14, 2016
Beginning of the year			1,625
End of the year			1,625	1,625
Exercise Price | £ / shares			37.60
15 December 2017 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Dec. 15, 2017
Beginning of the year			45,885
Forfeited			(16,325)
End of the year			29,560	45,885
Exercise Price | £ / shares			9.20
2 April 2018 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Apr. 02, 2018
Beginning of the year			997
End of the year			997	997
Exercise Price | £ / shares			16.60
2 April 2018 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Apr. 02, 2018
Beginning of the year			4,500
End of the year			4,500	4,500
Exercise Price | £ / shares			24.20
24 April 2019 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Apr. 24, 2019
Granted			219,000
Forfeited			(49,500)
End of the year			169,500
Exercise Price | £ / shares			1.46
2 October 2019 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date			Oct. 02, 2019
Granted			50,000
End of the year			50,000
Exercise Price | £ / shares			1.05
31 December 2008 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Dec. 31, 2008
Beginning of the year				150
Forfeited				(150)
End of the year					150
Exercise Price | £ / shares				79.70
31 October 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Oct. 31, 2016
Beginning of the year			2,500	2,500
End of the year				2,500	2,500
Exercise Price | £ / shares				34.20
2 April 2018 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Apr. 02, 2018
Beginning of the year			4,500
Granted				4,500
End of the year				4,500
Exercise Price | £ / shares				24.20
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Dec. 14, 2016
Beginning of the year			500	500
End of the year				500	500
Exercise Price | £ / shares				34.00
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Dec. 14, 2016
Beginning of the year			2,000	2,000
End of the year				2,000	2,000
Exercise Price | £ / shares				37.40
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date				Dec. 14, 2016
Beginning of the year			1,625	2,000
Forfeited				(375)
End of the year				1,625	2,000
Exercise Price | £ / shares				37.60
31 December 2008 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 31, 2008
Beginning of the year				150	150
End of the year					150
Exercise Price | £ / shares					79.70
31 October 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Oct. 31, 2016
Beginning of the year				30,380	30,380
End of the year					30,380
Exercise Price | £ / shares					53.60
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016
Beginning of the year				500	500
End of the year					500
Exercise Price | £ / shares					34.00
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016
Beginning of the year					150
Forfeited					150
Exercise Price | £ / shares					34.20
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016
Beginning of the year					150
Forfeited					150
Exercise Price | £ / shares					34.60
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016
Beginning of the year					150
Forfeited					150
Exercise Price | £ / shares					34.80
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016
Beginning of the year				2,000	2,000
End of the year					2,000
Exercise Price | £ / shares					37.40
14 December 2016 [Member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016
Beginning of the year				2,000	2,000
End of the year					2,000
Exercise Price | £ / shares					37.60